Subsequent Events - Additional Information (Details) - USD ($)	Jul. 01, 2021	Aug. 06, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Total amount advanced by Sponsor			$ 1,000,000	$ 300,000
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Additional amount advanced by Sponsor	$ 500,000
Total amount advanced by Sponsor		$ 1,500,000